Provisions for pensions and similar obligations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Pensions And Similar Obligations
Present value of the obligations at beginning of year	R$ 26,503,960	R$ 28,681,417	R$ 28,057,482
Current service cost (Note 39)	1,432	1,799	4,186
Interest cost	2,175,565	1,971,031	1,940,515
Benefits paid	(3,269,089)	(2,159,866)	(2,060,960)
Actuarial (gains)/losses	(1,347,974)	(1,992,512)	722,261
Others	42,826	2,091	17,933
Present value of the obligations at end of year	R$ 24,106,720	R$ 26,503,960	R$ 28,681,417